Consolidated Statement of Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital	Deficit	Total
Balance at Dec. 31, 2011	$ 1,271	$ 46,711	$ (184,044)	$ (136,062)
Balance Shares at Dec. 31, 2011	12,710,000
Net loss for the year			(57,018)	(57,018)
Balance at Dec. 31, 2012	1,271	46,711	(241,062)	(193,080)
Balance Shares at Dec. 31, 2012	12,710,000
Net loss for the year			(86,235)	(86,235)
Issuance of common stock - note conversion, Shares	20,200,000
Issuance of common stock - note conversion Amount	2,020	199,980		202,000
Balance at Dec. 31, 2013	$ 3,291	$ 246,691	$ (327,297)	$ (77,315)
Balance Shares at Dec. 31, 2013	32,910,000